Bank Properties and Equipment - Summary of Bank Properties and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 84,418	$ 95,214
Accumulated depreciation	(44,263)	(46,119)
Bank properties and equipment, net	40,155	49,095
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	8,060	8,998
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	27,293	30,624
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	8,630	8,630
Leasehold Improvements and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 40,435	$ 46,962